                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21764

                            WINTERGREEN FUND, INC.
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                     Simon D. Collier, President/Treasurer
                              Two Portland Square
                                   1st Floor
                              Portland, ME 04101
                                 207-553-7110

                     Date of fiscal year end: December 31

          Date of reporting period: July 1, 2007 - September 30, 2007

Item 1. Schedule of Investments.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)

INDUSTRY
SHARES                 SECURITY DESCRIPTION                 COUNTRY         COST      FAIR VALUE
---------- --------------------------------------------  -------------- ------------ ------------
LONG POSITIONS - 96.7%

COMMON STOCK AND OTHER EQUITY INTERESTS - 85.7%

BEVERAGES - 3.3%
   158,941 Coca-Cola FEMSA, S.A. de C.V. ADR             Mexico         $  5,355,051 $  6,820,158
   824,946 Davide Campari-Milano S.p.A.                  Italy             7,550,921    8,470,034
   696,979 Fomento Economico Mexicano SA de CV, ADR      Mexico           23,962,368   26,067,015
                                                                        ------------ ------------
                                                                          36,868,340   41,357,207
                                                                        ------------ ------------
CAPITAL MARKETS - 2.0%
 5,214,484 ABG Sundal Collier ASA                        Norway           11,444,769   13,830,240
 2,356,546 Acta Holding ASA                              Norway           11,521,804   10,620,979
                                                                        ------------ ------------
                                                                          22,966,573   24,451,219
                                                                        ------------ ------------
COMMERCIAL BANKS - 1.3%
    79,820 Liechtensteinische Landesbank AG              Liechtenstein     6,873,364    7,548,363
    36,184 Verwaltungs-und Privat-Bank AG                Liechtenstein     9,183,044    8,764,344
                                                                        ------------ ------------
                                                                          16,056,408   16,312,707
                                                                        ------------ ------------
COMMUNICATIONS EQUIPMENT - 1.4%
       (e) Current Group, LLC (a)(b)                     United States    20,100,000   17,195,620
                                                                        ------------ ------------
DIVERSIFIED FINANCIAL SERVICES - 7.5%
 2,698,268 Jardine Matheson Holdings Ltd.                Hong Kong        55,307,535   77,170,465
   339,974 Leucadia National Corp.                       United States     9,624,642   16,393,546
                                                                        ------------ ------------
                                                                          64,932,177   93,564,011
                                                                        ------------ ------------
FOOD PRODUCTS - 1.3%
     4,646 Lotte Confectionery Co. Ltd.                  South Korea       6,030,057    8,082,207
    17,767 Nestle SA                                     Switzerland       6,576,173    7,981,225
                                                                        ------------ ------------
                                                                          12,606,230   16,063,432
                                                                        ------------ ------------
HOTELS, RESTAURANTS & LEISURE - 16.3%
16,584,365 Galaxy Entertainment Group Ltd. (a)           Hong Kong        17,009,986   18,368,168
18,745,964 Genting Bhd                                   Malaysia         34,736,303   44,269,247
    43,100 Harrah's Entertainment Inc.                   United States     3,508,889    3,746,683
   194,661 Penn National Gaming Inc. (a)                 United States     8,151,191   11,488,892
 6,793,130 Resorts World Bhd                             Malaysia          5,207,231    7,811,860
   739,720 Wynn Resorts Ltd.                             United States    72,355,680  116,550,283
                                                                        ------------ ------------
                                                                         140,969,280  202,235,133
                                                                        ------------ ------------
INDUSTRIAL CONGLOMERATE - 1.0%
   679,615 Orkla ASA                                     Norway            7,047,244   12,138,683
                                                                        ------------ ------------
INSURANCE - 4.1%
    12,852 Berkshire Hathaway Inc., Class B (a)(c)       United States    44,436,147   50,791,104
                                                                        ------------ ------------
INTERNET CATALOG & RETAIL - 1.2%
   753,206 Liberty Media-Interactive Class A (a)         United States    14,248,118   14,469,087
                                                                        ------------ ------------
INTERNET SOFTWARE & SERVICES - 1.7%
    37,644 Google Inc., Class A (a)                      United States    18,974,468   21,354,312
                                                                        ------------ ------------
MACHINERY - 1.1%
   220,528 Schindler Holding AG                          Switzerland      11,557,675   13,922,103
                                                                        ------------ ------------
MEDIA - 1.4%
   167,945 Grupo Televisa SA, ADR                        Mexico            4,117,601    4,059,231
 1,064,917 Reuters Group, plc                            United Kingdom   13,674,345   14,010,059
                                                                        ------------ ------------
                                                                          17,791,946   18,069,290
                                                                        ------------ ------------
METALS & MINING - 3.8%
   644,861 Anglo American plc                            United Kingdom   29,636,820   43,395,352
   652,101 Sherwood Copper Corp. (a)                     Canada            3,771,441    4,523,471
                                                                        ------------ ------------
                                                                          33,408,261   47,918,823
                                                                        ------------ ------------

INDUSTRY
SHARES                   SECURITY DESCRIPTION                  COUNTRY          COST        FAIR VALUE
----------- ----------------------------------------------  -------------- ------------   --------------
OIL, GAS & CONSUMABLE FUELS - 7.0%
    288,278 Canadian Natural Resources Ltd.                 Canada           15,391,253       21,898,347
    831,884 Chesapeake Energy Corp.                         United States    26,063,593       29,332,230
     97,936 Norsk Hydro ASA                                 Norway            2,908,017        4,259,588
    531,926 Petrobank Energy and Resources Ltd. (a)         Canada            7,091,056       20,379,712
  2,089,009 UTS Energy Corp. (a)                            Canada            7,031,380       11,592,771
                                                                           ------------   --------------
                                                                             58,485,299       87,462,648
                                                                           ------------   --------------
PAPER & FOREST PRODUCTS - 1.6%
    267,363 Weyerhaeuser Co.                                United States    18,155,599       19,330,345
                                                                           ------------   --------------
PHARMACEUTICALS - 0.7%
    153,375 Novartis AG - Registered Shares                 Switzerland       8,641,393        8,464,113
                                                                           ------------   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 8.5%
    564,961 Consolidated-Tomoka Land Co. (d)                United States    34,445,046       37,971,029
  5,337,772 K Wah International Holdings Ltd.               Hong Kong         1,661,773        3,309,565
 27,947,914 Shun Tak Holdings Ltd.                          Hong Kong        37,880,137       45,010,887
    513,040 Swire Pacific Ltd. Class A                      Hong Kong         5,496,541        6,220,087
  5,212,855 Swire Pacific Ltd. Class B                      Hong Kong        10,268,943       12,499,292
                                                                           ------------   --------------
                                                                             89,752,440      105,010,860
                                                                           ------------   --------------
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
     69,029 Swatch Group AG, Class B                        Switzerland      12,405,379       22,648,983
                                                                           ------------   --------------
TOBACCO - 18.7%
    291,002 Altria Group Inc.(f)                            United States    18,478,655       20,233,369
    196,000 British American Tobacco plc                    United Kingdom    4,546,215        7,025,923
    799,609 Imperial Tobacco Group plc                      United Kingdom   26,458,365       36,663,402
     19,071 Japan Tobacco Inc.                              Japan            79,573,063      104,764,733
    831,591 Reynolds American Inc.(f)                       United States    49,788,277       52,880,872
    397,539 Souza Cruz SA                                   Brazil            7,323,228       10,257,742
                                                                           ------------   --------------
                                                                            186,167,803      231,826,041
                                                                           ------------   --------------
Total Common Stock and Other Equity Interests                               835,570,780    1,064,585,721
                                                                           ------------   --------------
INVESTMENT TRUST - 0.6%

OIL, GAS & CONSUMABLE FUELS - 0.6%
    212,983 Canadian Oil Sands Trust                        Canada            5,441,193        7,065,888
                                                                           ------------   --------------

 PRINCIPAL
-----------
SHORT-TERM INVESTMENTS - 10.4%

MONEY MARKET DEPOSIT ACCOUNT - 0.0%
$    10,126 Citibank Money Market Deposit Account, 4.72%    United States        10,126           10,126
                                                                           ------------   --------------
REPURCHASE AGREEMENTS - 10.4%
129,200,000 Merrill Lynch, dated 09/28/07, 4.75%, to be
            repurchased on 10/01/07 at $129,251,142;
            collateralized by a U.S. Government Agency
            Obligation                                      United States   129,200,000      129,200,000
                                                                           ------------   --------------
Total Short-Term Investments                                                129,210,126      129,210,126
                                                                           ------------   --------------
Total Long Positions - 96.7%                                                970,222,099*   1,200,861,735
                                                                           ------------   --------------

  SHARES                                                                      PROCEEDS
-----------                                                                ------------
SHORT POSITIONS - (0.8)%

EXCHANGE-TRADED FUNDS - (0.7)%
   (56,314) iShares MSCI EAFE Index Fund                    United States    (3,851,508)      (4,653,226)
   (24,600) SPDR Trust, Series 1                            United States    (3,281,928)      (3,754,944)
                                                                           ------------   --------------
                                                                             (7,133,436)      (8,408,170)
                                                                           ------------   --------------
HEALTH CARE EQUIPMENT & SUPPLIES - (0.1)%
    (4,611) Alcon Inc.                                      Switzerland        (602,960)        (663,615)
                                                                           ------------   --------------
PERSONAL PRODUCTS - (0.0)%
    (3,385) L'Oreal SA                                      France             (389,987)        (444,093)
                                                                           ------------   --------------
Total Short Positions -(0.8)%                                              $ (8,126,383)* $   (9,515,878)
                                                                           ------------   --------------
Other Assets and Liabilities, Net - 4.1%                                                      50,200,785
                                                                                          --------------
NET ASSETS - 100.0%                                                                       $1,241,546,642
                                                                                          ==============

--------
(a) Non-income producing security.

(b) Restricted, illiquid security priced at fair value. Security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of this security amounted to $17,195,620 or 1.4% of net assets.

                                                    ACQUISITION ACQUISITION
    SECURITY                                           DATE        COST
    --------                                        ----------- -----------
    Current Group, LLC                              12/28/2006  $20,100,000

(c) All or a portion of this security is held as collateral for securities sold short.

(d) Affiliated Issuer. See Note 1.

(e) Non-unitized interest in a LLC that is treated as a partnership.

(f) All or a portion of this security is held as collateral for forward currency contracts.

 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

    Gross Unrealized Appreciation                             $ 235,099,190
    Gross Unrealized Depreciation                                (5,849,049)
                                                              -------------
    Net Unrealized Appreciation (Depreciation)                $ 229,250,141
                                                              =============

SELECTED ABBREVIATIONS

ADR   American Depositary Receipt

EAFE  Europe, Australasia, Far East

MSCI  Morgan Stanley Capital International, Inc.

SPDR  Standard & Poor's Depositary Receipts
--------
Notes to Statement of Investments

Note 1 Affiliated Issuer. Under section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as affiliated if a fund owns 5 percent or more of its voting stock. Investments in affiliated companies for the Fund as of September 30, 2007, were as shown below:

                     NUMBER OF SHARES                        NUMBER OF SHARES                                REALIZED
                         HELD AT        GROSS      GROSS         HELD AT            VALUE AT      INVESTMENT  CAPITAL
NAME OF ISSUER       JANUARY 1, 2007  ADDITIONS  REDUCTIONS SEPTEMBER 30, 2007 SEPTEMBER 30, 2007   INCOME   GAIN/LOSS
--------------       ---------------- ---------- ---------- ------------------ ------------------ ---------- ---------
Consolidated-Tomoka
  Land Co.               540,604      $1,891,839     $0          564,961          $37,971,029      $156,394     $0

Note 2 Forward Currency Contracts. As of September 30, 2007, the Fund had the following forward currency contracts outstanding:

                                                                 NET UNREALIZED
                            SETTLEMENT   CONTRACT   MARKET VALUE  GAIN (LOSS)
 CONTRACTS TO SELL             DATE    AMOUNT (USD)    (USD)         (USD)
 -----------------          ---------- ------------ ------------ --------------
    78,000,000 Japanese Yen  12/17/07  $   691,919  $   685,813   $     6,106
   499,000,000 Japanese Yen  12/17/07    4,199,453    4,387,444      (187,991)
 4,197,000,000 Japanese Yen  12/17/07   34,691,685   36,902,009    (2,210,324)
   489,000,000 Japanese Yen  12/17/07    4,042,492    4,299,519      (257,027)
   125,000,000 Japanese Yen  12/17/07    1,104,470    1,099,059         5,411
   471,300,000 Japanese Yen  12/17/07    4,207,284    4,143,893        63,391
   658,000,000 Japanese Yen  05/20/08    6,043,906    5,877,361       166,545

   THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wintergreen Fund, Inc.

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier,
      President & Principal Executive Officer

Date: 11/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier,
      President & Principal Executive Officer

Date: 11/21/07

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier,
      Treasurer & Principal Financial Officer

Date: 11/21/07